Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and cash equivalents	$ 3,268	$ 1,276
Restricted cash equivalents	106	116
Accounts receivable	6,394	5,927
Private equity investments	267	95
Severance investments	1	1
Long-term receivables included in other assets [note 12]	209	217
Total	10,245	7,632
Financial liabilities
Long-term debt (including portion due within one year)	4,102	3,168
Accounts payable	6,266	5,628
Other Liabilities, Total	10,368	8,796
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	68	70
Derivative liabilities designated as effective hedges, measured at fair value	(16)	(18)
Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Assets, Net amounts	52	52
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	52	46
Other Assets [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	16	24
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	(11)	(10)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	$ (5)	$ (8)